Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Bank debt	$ 195,000	$ 874,500
Accounts payable and accrued liabilities	13,023	$ 11,794
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Bank debt	195,000
Interest on bank debt	11,655
Accounts payable and accrued liabilities	13,023
Performance share units	29,081
Pension liability	1,670
Lease liability	4,657
Financial liabilities and contractual commitments, undiscounted cash flows	255,086
Non-Derivative Financial Instrument [Member] | 2021 [member]
Non-derivative financial liabilities
Interest on bank debt	2,311
Accounts payable and accrued liabilities	13,023
Performance share units	17,297
Pension liability	1,670
Lease liability	1,053
Financial liabilities and contractual commitments, undiscounted cash flows	35,354
Non-Derivative Financial Instrument [Member] | 2022-2024 [member]
Non-derivative financial liabilities
Interest on bank debt	8,722
Performance share units	11,784
Lease liability	3,204
Financial liabilities and contractual commitments, undiscounted cash flows	23,710
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Bank debt	195,000
Interest on bank debt	622
Lease liability	400
Financial liabilities and contractual commitments, undiscounted cash flows	196,022
Non-Derivative Financial Instrument [Member] | 2026 [member]
Non-derivative financial liabilities
Bank debt
Interest on bank debt
Accounts payable and accrued liabilities
Performance share units
Pension liability
Lease liability
Financial liabilities and contractual commitments, undiscounted cash flows